Offerings - Offering: 1	May 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	110,000,000
Maximum Aggregate Offering Price	$ 110,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,841.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based on the maximum aggregate offering price. Represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3 (Registration No. 333-287177) being paid herewith.